Unaudited Condensed Consolidated Statements of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2018	£ 81,594	£ 1,289	£ 79,426	£ (339)	£ 17,564	£ 1	£ 42,466	£ (58,813)
Loss for the period	(5,357)							(5,357)
Other comprehensive income (expense) for the period	(5)					(5)
Total comprehensive loss for the period	(5,362)					(5)		(5,357)
Share-based payments	384				384
Exercise of share options	34	1	33		(53)			53
Ending balance at Mar. 31, 2019	76,650	1,290	79,459	(339)	17,895	(4)	42,466	(64,117)
Beginning balance at Dec. 31, 2019	63,522	1,299	79,541	(339)	20,620	(10)	42,466	(80,055)
Loss for the period	(3,966)							(3,966)
Other comprehensive income (expense) for the period	21					21
Total comprehensive loss for the period	(3,945)					21		(3,966)
Share-based payments	856				856
Ending balance at Mar. 31, 2020	£ 60,433	£ 1,299	£ 79,541	£ (339)	£ 21,476	£ 11	£ 42,466	£ (84,021)